Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Restricted Net Assets [Abstract]
PRC statutory accounts	10.00%
General reserve fund	50.00%
Restricted net assets	¥ 217,304	¥ 273,796	$ 37,510